Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Schedule of recognized assets acquired and liabilities assumed
The following schedule details acquired assets and liabilities and consideration paid, as well as adjustments to record the assets and liabilities at their estimated fair values as of April 3, 2017:

	Coastal Securities, Inc
	Purchase Accounting/
	As	Fair Value
	Acquired	Adjustments	As recorded
(Dollars in thousands)	(unaudited)	(unaudited)	by FHN
Assets:
Cash and cash equivalents	$7,502	$—	$7,502
Interest-bearing cash	4,132	—	4,132
Trading securities	423,662	(284,580)	139,082
Loans held-for-sale	—	236,088	236,088
Investment securities	—	1,413	1,413
Other intangible assets, net	—	27,300	27,300
Premises and equipment, net	1,229	—	1,229
Other assets	1,658	14	1,672
Total assets acquired	$438,183	$(19,765)	$418,418

Liabilities:
Securities sold under agreements to repurchase	$201,595	$—	$201,595
Other short-term borrowings	33,509	—	33,509
Fixed income payables	143,647	(47,158)	96,489
Other liabilities	958	(642)	316
Total liabilities assumed	379,709	(47,800)	331,909
Net assets acquired	$58,474	$28,035	86,509
Consideration paid:
Cash			(131,473)
Goodwill			$44,964
The following schedule details acquired assets and liabilities and consideration paid, as well as adjustments to record the assets and liabilities at their estimated fair values as of November 30, 2017. These fair value measurements are based on third party and internal valuations.

	Capital Bank Financial Corporation
	As	Purchase Accounting/Fair
	Acquired	Value Adjustments (unaudited)				As recorded
(Dollars in thousands)	(unaudited)	2017		2018 (a)		by FHN
Assets:
Cash and cash equivalents	$205,999	$—		$—		$205,999
Trading securities	4,758	(4,758)	(b)	—		—
Loans held-for-sale	—	134,003		(11,034)		122,969
Securities available-for-sale	1,017,867	175,526		—		1,193,393
Securities held-to-maturity	177,549	(177,549)		—		—
Loans	7,596,049	(320,372)		867		7,276,544
Allowance for loan losses	(45,711)	45,711		—		—
CBF Goodwill	231,292	(231,292)		—		—
Other intangible assets	24,498	119,302		(2,593)		141,207
Premises and equipment	196,298	37,054		(9,470)		223,882
OREO	43,077	(9,149)		(315)		33,613
Other assets	617,232	41,320	(c)	(22,422)	(c)	636,130
Total assets acquired	$10,068,908	$(190,204)		$(44,967)		$9,833,737

Liabilities:
Deposits	$8,141,593	$(849)		$(642)		$8,140,102
Securities sold under agreements to repurchase	26,664	—		—		26,664
Other short-term borrowings	390,391	—		—		390,391
Term borrowings	119,486	67,683		—		187,169
Other liabilities	59,995	4,291		1,631		65,917
Total liabilities assumed	8,738,129	71,125		989		8,810,243
Net assets acquired	$1,330,779	$(261,329)		$(45,956)		1,023,494
Consideration paid:
Equity						(1,746,718)
Cash						(469,615)
Total consideration paid						(2,216,333)
Goodwill						$1,192,839

(a)
Amounts reflect adjustments made to provisional fair value estimates during the measurement period ending November 30, 2018. These adjustments were recorded in FHN's Consolidated Statement of Condition in 2018 with a corresponding adjustment to goodwill.

(b)	Amount represents a conformity adjustment to align with FHN presentation.

(c)	Amount primarily relates to a net deferred tax asset recorded for the effects of the purchase accounting adjustments and adjustments for acquired tax contingencies.

Schedule of business acquisition pro forma information
The following table presents financial information regarding the former CBF operations included in FHN's Consolidated Statements of Income from the date of acquisition (November 30, 2017) through December 31, 2017. Additionally, the table presents unaudited proforma information as if the acquisition of CBF had occurred on January 1, 2016:

	Actual from acquisition date through	Unaudited Pro Forma for
		Year Ended December 31
(Dollars in thousands)	December 31, 2017	2017	2016
Net interest income	$31,253	$1,165,006	$1,033,218
Noninterest income	6,192	563,581	638,493
Pre-tax income	16,534	476,911	458,667
Net income available to common shareholders (a)	NM	274,416	293,981
(a) Net income available to common shareholders is not meaningful for actual CBF results from the acquisition date through December 31, 2017 because of the effect of tax reform.

Schedule of merger and integration expense
Total CBF merger and integration expense recognized for the years ended December 31, 2018 and 2017 are presented in the table below:

	Twelve Months Ended December 31,
(Dollars in thousands)	2018	2017
Professional fees (a)	$22,337	$28,151
Employee compensation, incentives and benefits (b)	9,613	17,077
Contract employment and outsourcing (c)	3,681	1,270
Occupancy (d)	5,236	15
Miscellaneous expense (e)	7,652	1,291
All other expense (f)	43,874	8,944
Total	$92,393	$56,748
(a) Primarily comprised of fees for legal, accounting, investment bankers, and merger consultants.
(b) Primarily comprised of fees for severance and retention.
(c) Primarily relates to fees for temporary assistance for merger and integration activities.
(d) Primarily relates to fees associated with lease exit accruals.
(e) Consists of fees for Operations services, communications and courier, equipment rentals, depreciation, and maintenance, supplies, travel and entertainment, computer software, and advertising and public relations.
(f) Primarily relates to contract termination charges, costs of shareholder matters and asset impairments related to the integration, as well as other miscellaneous expenses.